Note 10 - Income Tax Expenses	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
1 0 .	Income tax expenses

(a)	Tax charge

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Current tax
UK corporation tax	-	29	(29)	-
Foreign tax	(162)	(217)	2,279	(2,361)
Total current tax	(162)	(188)	2,250	(2,361)

Deferred tax
Current year
UK corporation tax	-	267	(370)	451
Foreign tax	70	(636)	4,378	(3,428)
Total deferred tax	70	(369)	4,008	(2,977)

Total income tax	(92)	(557)	6,258	(5,338)

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
(Loss)/profit before income tax	(1,353)	(10,666)	(34,137)	10,919
Group weighted average corporation tax rate	22.0%	21.8%	22.8%	20.0%
Tax at standard rate	297	2,325	7,772	(2,184)
Effects of:
Expenses that are not deductible for tax purposes	(49)	41	(3,872)	(20)
Adjustment to prior year tax provisions	-	(64)	2,358	-
Deferred tax assets not recognized on tax losses	(340)	(2,859)	-	-
Tax rates of subsidiaries operating in other jurisdictions	-	-	-	(3,108)
Change in tax rates	-	-	-	(26)
Total income tax for the period Recognized in the Consolidate Statement of Comprehensive Income	(92)	(557)	6,258	(5,338)

( b )	Deferred tax

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Deferred tax assets	2,113	2,054	2,570	2,312
Deferred tax liabilities	(1)	(1)	(26)	(3,776)
Net deferred tax asset/(liability)	2,112	2,053	2,544	(1,464)

These assets and liabilities are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to comprehensive income	739	-	739
Acquisition	1,573	-	1,573
March 31, 2017	2,312	-	2,312
Credit/(charged) to comprehensive income	(727)	985	258
March 31, 2018	1,585	985	2,570
Credit/(charged) to comprehensive income	(580)	64	(516)
March 31, 201 9	1,005	1,049	2,054
Credit/(charged) to comprehensive income	-	59	59
June 3 0 , 2019	1,005	1,108	2,113

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to comprehensive income	(13)	(3,763)	(3,776)
March 31, 2017	(13)	(3,763)	(3,776)
Credit/(charged) to comprehensive income	5	3,745	3,750
March 31, 2018	(8)	(18)	(26)
Credit/(charged) to comprehensive income	7	18	25
March 31, 201 9	(1)	-	(1)
Credit/(charged) to comprehensive income	-	-	-
June 3 0 , 2019	(1)	-	(1)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.